Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2022
Oil And Gas Properties
Schedule of Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at January 1, 2021	$1,792,155	$2,448,180	$4,240,335
Additions	66,122	-	66,122
Change in ARO estimate	(459,601)	5,305	(454,296)
As at December 31, 2021	1,398,676	2,453,485	3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	$31,334,321	$2,558,013	$33,892,334

Accumulated depletion
As at January 1, 2021	$555,201	$1,460,661	$2,015,862
Depletion	188,446	227,240	415,686
As at December 31, 2021	743,647	1,687,901	2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	$1,972,988	$1,869,552	$3,842,540

Net book value
As at January 1, 2021	$1,236,954	$987,519	$2,224,473
As at December 31, 2021	$655,029	$765,584	$1,420,613
As at December 31, 2022	$29,361,333	$688,461	$30,049,794